Stock-Based Compensation (Tables)	May 20, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Relevant Data Used to Estimate Fair Value of Stock Option Grants	The relevant data used to determine the value of the stock option grants for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
Risk-free interest rates	1.42% - 2.67%	2.67% - 3.06%	1.97% - 2.29%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6.0	6.0	6.0
Expected volatility	66.2% - 69.5%	69.8% - 75.3%	69.9% - 72.8%

Summary of Stock Option Activity
The following table summarizes stock option activity for the year ended December 31, 2019:

(In thousands, except per share amounts)	Shares Issuable Under Options	Weighted Average Exercise Price
Outstanding as of December 31, 2018	4,435	$19.21
Granted	1,099	$13.53
Exercised	(154)	$12.09
Cancelled	(605)	$20.31

Outstanding as of December 31, 2019	4,775	$17.99

Options vested and expected to vest at December 31, 2019	4,775	$17.99

Options exercisable at December 31, 2019	2,973	$18.34

Summary of of RSU Activity
The following table summarizes the RSU activity for the year ended December 31, 2019:

(In thousands, except per share amounts)	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Nonvested balance as of December 31, 2018	252	$22.25
Granted	873	14.51
Cancelled	(186)	21.07
Vested/Released	(86)	15.86

Nonvested balance as of December 31, 2019	853	$15.84

Stock-Based Compensation Expense Related to Stock Options, Restricted Stock and Shares Purchased Under Employee Stock Purchase Plan
The Company recorded stock-based compensation expense related to stock options, restricted stock and shares purchased under the Employee Stock Purchase Plan for the years ended December 31, 2019, 2018 and 2017 as follows:

	Year Ended December 31,
(In thousands)	2019	2018	2017
Research and development	$5,211	$4,728	$3,979
Selling, general and administrative	10,690	10,731	7,563

Total	$15,901	$15,459	$11,542